Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 4,934	¥ 3,064	¥ 1,678
Installment loans, provision for credit loss		8,140	17,588	10,808
Subtotal in the above table, provision for credit loss		13,074	20,652	12,486
Other financial assets measured at amortized cost, provision for credit loss		179	311	194
Total in the above table, provision for credit loss		13,253	20,963	12,680
Off-balance sheet credit exposures, provision for credit loss	[1]	5,297	(440)	(4,542)
Available-for-sale debt securities, provision for credit loss	[2]	173	445	(21)
Amount reported on the consolidated financial statements, provision for credit loss		¥ 18,723	¥ 20,968	¥ 8,117

[1]	The allowance for off-balance sheet credit exposure were ¥17,843 million, ¥5,116 million and ¥9,766 million as of March 31, 2023, 2024 and 2025, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥144 million ¥634 million and ¥670 million as of March 31, 2023, 2024 and 2025, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”